Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2014	Aug. 31, 2013
Cash based Board compensation	$ 8,500	$ 12,750	$ 38,250	$ 59,618
Stock based compensation expense related to stock options granted	231,883	48,820	30,000
Stock based compensation expense related to stock options issued			10,000
Mr. Conklin [Member]
Stock based compensation expense related to stock options granted			700,000
Expense related to grant or issuance			414,099
Three Director [Member]
Expense related to grant or issuance			210,750
Jatinder Bhogal [Member]
Cash based Board compensation			64,386
Stock based compensation recognized			8,049	56,337
Four Director [Member]
Expense related to grant or issuance			225,349
Non-employee directors and executive [Member]
Cash based Board compensation			392,743	304,249
Sierchio Company LLP [Member]
Legal services			137,814	128,924
Accounts payable			$ 24,692